Taxes on Income (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred income taxes [Abstract]
Research and development expenses	$ 104	$ 84
Carryforward tax losses, see (2) below	1,588	1,604
Other	18	11
Less - valuation allowance, see (2) below	(1,526)	(1,572)
Deferred income taxes	$ 184	$ 127